Restricted cash and other long-term assets	12 Months Ended
Mar. 31, 2021
Other Non Current Assets [Abstract]
Restricted cash and other long-term assets	Restricted cash and other long-term assets

	2021	2020
	$	$

Restricted cash	1,325	7,703
Prepaid expenses and deposits	2,707	446
Commission asset	5,234	2,898
Other	2,238	702

Total restricted cash and other-long term assets	11,504	11,749